Restatements - Schedule of Audited Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet:
Accrued liabilities and other payables		$ 4,526,670
Total Liabilities	$ 39,303,692	38,079,214
Retained Earnings	(67,919,627)	23,248,653
Total shareholders’ equity attributable to MMTEC, INC.		118,908,006
Total liabilities and shareholders’ equity	$ 65,906,857	156,987,220
As reported [Member]
Balance Sheet:
Accrued liabilities and other payables		1,070,270
Total Liabilities		34,622,814
Retained Earnings		26,705,053
Total shareholders’ equity attributable to MMTEC, INC.		122,364,406
Total liabilities and shareholders’ equity		156,987,220
Adjustment [Member]
Balance Sheet:
Accrued liabilities and other payables		3,456,400
Total Liabilities		3,456,400
Retained Earnings		(3,456,400)
Total shareholders’ equity attributable to MMTEC, INC.		(3,456,400)
Total liabilities and shareholders’ equity